Revenue from contract with customer (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Indivior PLC
Revenue from contract with customer
Revenue from contract with customer	SFr 0	SFr 0	SFr 0	SFr 0
Janssen Pharmaceuticals Inc.
Revenue from contract with customer
Revenue from contract with customer	SFr 0	SFr 0	SFr 0	SFr 0